Short-term Debt	12 Months Ended
Dec. 31, 2022
Short-Term Debt [Abstract]
Short-term Debt
9. Short-term Debt
Intercompany Liquidity Facilities
BHF has established an intercompany liquidity facility with certain of its ins uranc
e and non-insurance subsidiaries to
provide short-term liquidity within and across the combined group of companies. Under the facility, which is comprised of a series of revolving loan agreements among BHF and its participating subsidiaries, each company may lend to or borrow from each other, subject to certain maximum limits for a term of up to 364 days, depending on the agreement.
On May 16, 2022, BLNY issued a $
125
 million promissory note to Brighthouse Holdings, LLC (the “
May 2022 Promissory
Note”), which bore interest at a fixed rate of
2.5363%. Upon maturity on August 16, 2022, the May 2022 Promissory Note was
replaced with a new promissory note which bore interest at a fixed rate of
4.0466% (the “August 2022 Promissory Note”).
Upon maturity on November 16, 2022, the August 2022 Promissory Note was replaced by a new promissory note that bears interest at a fixed rate of
5.4504% and matures on February 16, 2023 (the “November 2022 Promissory Note”). See Note 15
for more information.
Interest expense related to the affiliated short-term debt above of $
3
 million, $
0
and $
1
 million
for the years ended
December 31, 2022, 2021 and 2020, respectively, is included in other expenses.